TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Intangible assets	$ 191	$ 275
Other temporary differences	4,564	3,829
Temporary differences related to inventory	2,054	1,951
Unrealized profit from sales to subsidiary	2,744	2,175
Phantom share based award		386
Less-valuation allowance	(300)	(89)
Total net deferred tax assets	9,253	8,527
Deferred tax liabilities
Property and equipment	(3,230)	(3,255)
Intangible assets	(4,480)	(6,412)
Other temporary differences		(294)
Total deferred tax liabilities	(7,710)	(9,961)
Deferred tax assets (liabilities), net	$ 1,543	$ (1,434)